INVESTMENTS (Details 6)	9 Months Ended			12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)	Dec. 31, 2014 CNY (¥)
Value booked under equity method
Share of cumulative profit	$ (6,484,170)	¥ (41,210,788)	¥ 48,771,518
Home Inns
Investment cost
Balance at beginning of year		568,679,251	¥ 554,626,285	¥ 554,626,285
Foreign currency translation		11,235,008		14,052,966
Total investment cost		579,914,259		568,679,251
Value booked under equity method
Share of cumulative profit		379,535,689		357,085,613
Amortization of identifiable intangible assets, net of tax		(25,715,570)		(22,799,936)
Total booked value under equity method		353,820,119		334,285,677
Net book value		¥ 933,734,378		902,964,928
Gain on equity dilution				¥ 12,000,000